File No. 333-118798      CIK #1290323

                       Securities and Exchange Commission
                           Washington, D.C. 20549

                                 Post-Effective
                               Amendment No. 1 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                       Van Kampen Unit Trusts, Series 466
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on December 22, 2005 pursuant to paragraph (b) of Rule 485.


CENTRAL EQUITY TRUST, DIVERSIFIED INCOME SERIES 16

(VAN KAMPEN UNIT TRUSTS, SERIES 466)

         Central Equity Trust, Diversified Income Series 16 (the "Trust") is a unit investment trust that seeks capital appreciation and dividend income by investing in a diversified portfolio of shares of common stocks of financial services companies, natural gas, electric and water utilities, real estate investment trusts, industrials companies, consumer staples companies, health care companies, energy companies, technology companies and consumer cyclicals companies. Of course, we cannot guarantee that the Trust will achieve its objective.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS DECEMBER 22, 2005

     Part One of this Prospectus may not be distributed unless accompanied by Part Two. Please retain both parts of this Prospectus for future reference.




       VAN KAMPEN
       INVESTMENTS
       SHINE




               CENTRAL EQUITY TRUST, DIVERSIFIED INCOME SERIES 16

                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION

                              AS OF OCTOBER 5, 2005

Public Offering Price per Unit                                                                         $       10.33860
      Less maximum sales charge per Unit (4.00% of Public Offering Price per Unit) (1)                 $        0.41350
                                                                                                       ----------------
Redemption price per Unit and Net Asset Value per Unit (2)(3)                                          $        9.92510
                                                                                                       ================

Number of Units                                   4,161,290
Aggregate Value of Securities (2)    $        41,301,230.78

Initial Date of Deposit              September 21, 2004
Mandatory Termination Date           September 21, 2012
Record Dates                         Tenth day of March, June, September and December
Distribution Dates                   Twenty-fifth day of March, June, September and December

--------------------------------------------------------------------------------

(1)  The sales charge is described in the "Fee Table".

(2) Each Security is valued on the bases set forth under "Public Offering--Unit Price" in Prospectus Part II.

(3) The Public Offering Price will include any accumulated dividends or cash in the Income or Capital Accounts.



               CENTRAL EQUITY TRUST, DIVERSIFIED INCOME SERIES 16

                                    FEE TABLE

                              AS OF OCTOBER 5, 2005

                                                    AS A % OF
                                                     PUBLIC          AMOUNT
                                                    OFFERING         PER 100
                                                      PRICE           UNITS
                                                  ------------    ------------
TRANSACTION FEES
 Maximum sales charge (1)                               4.000%   $      41.350
                                                  ============    ============
 Maximum sales charge on reinvested dividends           0.000%   $       0.000
                                                  ============    ============

                                                     AS A %          AMOUNT
                                                     OF NET          PER 100
                                                     ASSETS           UNITS
                                                  ------------    ------------
ESTIMATED ANNUAL EXPENSES
Trustee's fee and operating expenses                    0.112%   $       1.114
Supervisory, Bookkeeping and administrative fees        0.040%   $       0.400
                                                  ------------    ------------
Estimated annual expenses                               0.152%   $       1.514
                                                  ============    ============

                                                                   AMOUNT PER
                                                                    $10,000
                                                                    INVESTED
                                                                  ------------
ESTIMATED COSTS OVER TIME
1 year                                                           $         415
3 years                                                          $         446
5 years                                                          $         481
6 1/2 years (approximate life of portfolio)                      $         510

     This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1)The maximum sales charge is currently 4.00% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each September 21 to a minimum of 2.50%.

               CENTRAL EQUITY TRUST, DIVERSIFIED INCOME SERIES 16

                              PER UNIT INFORMATION

                                                                                                            2005 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $        9.53
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $       10.29
                                                                                                         -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $        0.25
                                                                                                         -------------
Distributions to Unitholders from Security sales proceeds (average Units outstanding for entire period)  $          --
                                                                                                         -------------
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)...........  $        0.49
                                                                                                         -------------
Units outstanding at end of period.....................................................................      4,175,472

--------------------------------------------------------------------------------

(1) For the period from September 21, 2004 (Initial Date of Deposit) through August 31, 2005.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN UNIT TRUSTS, SERIES 466 (CENTRAL EQUITY TRUST, DIVERSIFIED INCOME SERIES 16):

   We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio of Central Equity Trust, Diversified Income Series 16 (included in Van Kampen Unit Trusts, Series 466) as of August 31, 2005 and the related statement of operations and changes in net assets for the period from September 21, 2004 (initial date of deposit) through August 31, 2005. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

   We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of obligations owned August 31, 2005 by correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Central Equity Trust, Diversified Income Series 16 (included in Van Kampen Unit Trusts, Series 466) as of August 31, 2005 and the results of operations and changes in net assets for the period from September 21, 2004 (initial date of deposit) through August 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   October 14, 2005




                       VAN KAMPEN UNIT TRUSTS, SERIES 466

                             STATEMENT OF CONDITION

                                 AUGUST 31, 2005

                                                                                                             CENTRAL
                                                                                                             EQUITY
                                                                                                              TRUST
                                                                                                         ---------------
   Trust property
      Cash                                                                                               $       153,249
      Securities at market value, (cost $40,549,812) (note 1)                                                 42,612,693
      Accumulated dividends                                                                                      211,279
      Receivable for securities sold                                                                              66,247
                                                                                                         ---------------
                                                                                                         $    43,043,468
                                                                                                         ===============
   Liabilities and interest to Unitholders
      Cash overdraft                                                                                     $            --
      Redemptions payable                                                                                         67,009
      Interest to Unitholders                                                                                 42,976,459
                                                                                                         ---------------
                                                                                                         $    43,043,468
                                                                                                         ===============

                             ANALYSIS OF NET ASSETS

   Interest of Unitholders (4,175,472 Units of fractional undivided interest outstanding)
      Cost to original investors of 4,374,382 Units (note 1)                                             $    44,570,205
        Less initial underwriting commission (note 3)                                                          2,081,690
                                                                                                         ---------------
                                                                                                              42,488,515
        Less redemption of 198,910 Units                                                                       2,007,798
                                                                                                         ---------------
                                                                                                              40,480,717
      Undistributed net investment income
        Net investment income                                                                                  1,289,967
        Less distributions to Unitholders                                                                        980,956
                                                                                                         ---------------
                                                                                                                 309,011
      Realized gain (loss) on Security sale                                                                      123,850
      Unrealized appreciation (depreciation) of Securities (note 2)                                            2,062,881
                                                                                                         ---------------
          Net asset value to Unitholders                                                                 $    42,976,459
                                                                                                         ===============
   Net asset value per Unit (4,175,472 Units outstanding)                                                $         10.29
                                                                                                         ===============


        The accompanying notes are an integral part of these statements.


               CENTRAL EQUITY TRUST, DIVERSIFIED INCOME SERIES 16

                             STATEMENT OF OPERATIONS

            PERIOD FROM SEPTEMBER 21, 2004 (INITIAL DATE OF DEPOSIT)
                            THROUGH AUGUST 31, 2005

                                                                                                              2005
                                                                                                         -------------
   Investment income
      Dividend income..................................................................................  $   1,401,362
      Expenses
         Trustee fees and expenses.....................................................................         40,548
         Evaluator fees................................................................................          5,801
         Organizational fees...........................................................................         57,665
         Supervisory fees..............................................................................          7,381
                                                                                                         -------------
            Total expenses.............................................................................        111,395
                                                                                                         -------------
         Net investment income.........................................................................      1,289,967
   Realized gain (loss) from Security sale
      Proceeds.........................................................................................      2,069,479
      Cost.............................................................................................      1,945,629
                                                                                                         -------------
         Realized gain (loss)..........................................................................        123,850
   Net change in unrealized appreciation (depreciation) of Securities..................................      2,062,881
                                                                                                         -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................  $   3,476,698
                                                                                                         -------------

                       STATEMENT OF CHANGES IN NET ASSETS

            PERIOD FROM SEPTEMBER 21, 2004 (INITIAL DATE OF DEPOSIT)
                            THROUGH AUGUST 31, 2005

                                                                                                              2005
                                                                                                         -------------
   Operations:
      Net investment income............................................................................  $   1,289,967
      Realized gain (loss) on Securities sales.........................................................        123,850
      Net change in unrealized appreciation (depreciation) of Securities...............................      2,062,881
                                                                                                         -------------
         Net increase (decrease) in net assets resulting from operations...............................      3,476,698
   Distributions to Unitholders from:
      Net investment income............................................................................       (980,956)
      Security sale or redemption proceeds.............................................................             --
      Redemption of Units..............................................................................     (2,007,798)
                                                                                                         -------------
         Total increase (decrease).....................................................................        487,944
   Net asset value to Unitholders
      Beginning of period..............................................................................        142,670
      Additional Securities purchased from the proceeds of Unit Sales..................................     42,345,845
                                                                                                         -------------
      End of period (including undistributed net investment income of $309,011)........................  $  42,976,459
                                                                                                         -------------


        The accompanying notes are an integral part of these statements.





CENTRAL EQUITY TRUST, DIVERSIFIED INCOME SERIES 16                                     PORTFOLIO AS OF AUGUST 31, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
         18,599   Abbott Laboratories                                                    $   45.13       $    839,373
------------------------------------------------------------------------------------------------------------------------
         19,149   AGL Resources, Inc.                                                         37.35            715,215
------------------------------------------------------------------------------------------------------------------------
         11,672   Anheuser-Busch Companies, Inc.                                              44.31            517,186
------------------------------------------------------------------------------------------------------------------------
         18,042   Aqua America, Inc.                                                          34.26            618,119
------------------------------------------------------------------------------------------------------------------------
         54,341   Atmos Energy Corporation                                                    29.59          1,607,950
------------------------------------------------------------------------------------------------------------------------
          9,450   Automatic Data Processing                                                   42.75            403,988
------------------------------------------------------------------------------------------------------------------------
          9,450   Avery Dennison Corporation                                                  53.44            505,008
------------------------------------------------------------------------------------------------------------------------
         40,206   Bank of America Corporation                                                 43.03          1,730,064
------------------------------------------------------------------------------------------------------------------------
         12,495   Carnival Corporation                                                        49.34            616,503
------------------------------------------------------------------------------------------------------------------------
         15,264   ChevronTexaco Corporation                                                   61.40            937,210
------------------------------------------------------------------------------------------------------------------------
         39,091   Citigroup, Inc.                                                             43.77          1,711,013
------------------------------------------------------------------------------------------------------------------------
         14,990   Clorox Company                                                              57.57            862,974
------------------------------------------------------------------------------------------------------------------------
         15,041   ConocoPhilips                                                               65.94            991,804
------------------------------------------------------------------------------------------------------------------------
          9,736   Costco Wholesale Corporation                                                43.44            422,932
------------------------------------------------------------------------------------------------------------------------
         21,379   Countrywide Financial Corporation                                           33.79            722,396
------------------------------------------------------------------------------------------------------------------------
         12,223   Dominion Resources, Inc.                                                    76.48            934,815
------------------------------------------------------------------------------------------------------------------------
         53,227   Duke Realty Corporation                                                     32.74          1,742,652
------------------------------------------------------------------------------------------------------------------------
         12,787   Emerson Electric Company                                                    67.28            860,309
------------------------------------------------------------------------------------------------------------------------
         12,223   Exxon Mobil Corporation                                                     59.90            732,158
------------------------------------------------------------------------------------------------------------------------
         17,776   FPL Group, Inc.                                                             43.09            765,968
------------------------------------------------------------------------------------------------------------------------
          3,916   General Dynamics Corporation                                               114.59            448,734
------------------------------------------------------------------------------------------------------------------------
          8,347   Hershey Foods Corporation                                                   59.09            493,224
------------------------------------------------------------------------------------------------------------------------
         16,100   Honeywell International, Inc.                                               38.28            616,308
------------------------------------------------------------------------------------------------------------------------
          4,470   Illinois Tool Works, Inc.                                                   84.28            376,732
------------------------------------------------------------------------------------------------------------------------
         13,614   Johnson & Johnson                                                           63.39            862,992
------------------------------------------------------------------------------------------------------------------------
         70,982   Kimco Realty Corporation                                                    31.62          2,244,451
------------------------------------------------------------------------------------------------------------------------
         21,649   Leggett & Platt, Inc.                                                       24.21            524,122
------------------------------------------------------------------------------------------------------------------------
         16,100   MBNA Corporation                                                            25.20            405,720
------------------------------------------------------------------------------------------------------------------------
         11,386   McCormick & Company                                                         33.91            386,099
------------------------------------------------------------------------------------------------------------------------
         14,435   Microsoft Corporation                                                       27.40            395,519
------------------------------------------------------------------------------------------------------------------------
         39,947   NSTAR                                                                       29.56          1,180,833
------------------------------------------------------------------------------------------------------------------------
          6,674   Parker Hannifin Corporation                                                 64.44            430,073
------------------------------------------------------------------------------------------------------------------------
         12,787   Paychex, Inc.                                                               34.13            436,420
------------------------------------------------------------------------------------------------------------------------
         27,746   Peoples Energy Corporation                                                  41.57          1,153,401
------------------------------------------------------------------------------------------------------------------------
          8,057   PepsiCo, Inc.                                                               54.85            441,926
------------------------------------------------------------------------------------------------------------------------
         25,516   Pfizer, Inc.                                                                25.47            649,893
------------------------------------------------------------------------------------------------------------------------
         14,435   Procter & Gamble Company                                                    55.48            800,854
------------------------------------------------------------------------------------------------------------------------
         16,100   SCANA Corporation                                                           42.39            682,479
------------------------------------------------------------------------------------------------------------------------
          8,900   State Street Corporation                                                    48.33            430,137
------------------------------------------------------------------------------------------------------------------------
         61,538   U.S. Bancorp                                                                29.22          1,798,140
------------------------------------------------------------------------------------------------------------------------
          5,299   United Parcel Service, Inc.                                                 70.89            375,646
------------------------------------------------------------------------------------------------------------------------
          8,367   United Technologies Corporation                                             50.00            418,350
------------------------------------------------------------------------------------------------------------------------
         47,972   Vectren Corporation                                                         28.00          1,343,216
------------------------------------------------------------------------------------------------------------------------
         38,274   Wachovia Corporation                                                        49.62          1,899,156
------------------------------------------------------------------------------------------------------------------------
         11,386   Wal-Mart Stores                                                             44.96            511,915
------------------------------------------------------------------------------------------------------------------------
         55,160   Weingarten Realty Investment                                                38.55          2,126,418
------------------------------------------------------------------------------------------------------------------------
         30,232   Wells Fargo & Company                                                       59.62          1,802,432
------------------------------------------------------------------------------------------------------------------------
         34,678   WGL Holdings, Inc.                                                          32.87          1,139,866
---------------                                                                                         ---------------
      1,051,208                                                                                         $   42,612,693
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of this statement.





                       VAN KAMPEN UNIT TRUSTS, SERIES 466

                          NOTES TO FINANCIAL STATEMENTS

                                 AUGUST 31, 2005

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities are valued as described in Prospectus Part
II.

   Security Cost - The cost of the Securities is determined based on the actual price paid by the Trust on the day of the various dates of deposits.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Portfolio or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Unrealized appreciation and depreciation - An analysis of net unrealized appreciation (depreciation) at August 31, 2005 is as follows:

   Unrealized appreciation       $     2,934,493
   Unrealized depreciation              (871,612)
                                 ---------------
                                 $     2,062,881
                                 ===============

NOTE 3- OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the Portfolio valued as described in Note 1. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the maximum sales charge of 4.50% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities. On each September 21st, commencing September 21, 2005, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 2.30%.

   Compensation of Sponsor and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Portfolio. The Sponsor receives an annual fee for performing bookkeeping and administrative services for the Portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

   During the period from September 21, 2004 (initial date of deposit) through August 31, 2005, 198,910 Units were presented for redemption.

NOTE 5 - FINANCIAL HIGHLIGHTS

CENTRAL EQUITY TRUST, DIVERSIFIED INCOME SERIES 16

                                                                                                              2005
                                                                                                         -------------
PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period................................................................  $        9.53
                                                                                                         -------------
   Income from investment operations:
      Net investment income............................................................................           0.33
      Net realized and unrealized gain (loss) on investment transactions (a)...........................           0.68
                                                                                                         -------------
   Total from investment operations....................................................................           1.01
                                                                                                         -------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...............................................................................          (0.25)
   Security sale and redemption proceeds...............................................................             --
                                                                                                         -------------
   Total distributions.................................................................................          (0.25)
                                                                                                         -------------
   Deffered sales charge...............................................................................             --
                                                                                                         -------------
   Net asset value, end of period......................................................................  $       10.29
                                                                                                         -------------
TOTAL RETURN (b):......................................................................................          10.24%
RATIO OF ITEMS BELOW TO PERCENTAGE OF AVERAGE NET ASSETS (b):
   Expenses............................................................................................           0.29%
   Net investment income...............................................................................           3.31%

--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

   (b) Not annualized for periods less than one year.



                              CENTRAL EQUITY TRUST

                            DIVERSIFIED INCOME SERIES

--------------------------------------------------------------------------------

   Central Equity Trust, Diversified Income Series (the "Trust") seeks capital appreciation and dividend income by investing in a diversified portfolio of shares of common stocks of electric utilities, natural gas utilities, water utilities, consumer products companies, consumer cyclicals companies, consumer staples companies, industrials companies, energy companies, health care companies, telecommunications companies, real estate investment, technology companies trusts or financial services companies. Of course, we cannot guarantee that the Trust will achieve its objective.

                               PROSPECTUS PART TWO

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
      --------------------------------------------------------------------
        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I
                      ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.

                                               VAN KAMPEN
            EDWARD D. JONES & CO., L.P.        INVESTMENTS




THE TRUST
--------------------------------------------------------------------------------

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the date of this prospectus (the "Initial Date of Deposit"), among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, and The Bank of New York, as Trustee and, in certain cases, as Evaluator, or their predecessors. Effective April 23, 2001 American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed successor Evaluator.

   The Trust offers the opportunity to purchase Units representing proportionate interests in a portfolio of equity securities. The Trust may be an appropriate medium for investors who desire to participate in a portfolio of common stocks with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in the "Portfolio" in Part One and any additional securities deposited into the Trust.

   Additional Units may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trust following the Initial Date of Deposit, provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Trust's portfolio as existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trust will pay the associated brokerage or acquisition fees.

   Each Unit initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The objective of the Trust is to provide capital appreciation and dividend income by investing in a portfolio of stocks of companies which may include United States domestic electric utilities, natural gas utilities, water utilities, telecommunications companies, real estate investment trusts, technology companies, health care companies, consumer products companies, consumer cyclicals companies, consumer staples companies, energy companies, industrials companies or financial services companies. The portfolio consists of securities selected by research analysts at Edward D. Jones & Co., L.P. (the "Underwriter") and approved by the Sponsor. In selecting the Securities, the following factors, among others, were considered: dividend yield, geographic diversification, earnings growth rates, regulatory climate and stock valuation. At the time the Securities were selected, the Underwriter's research analysts were currently covering all the issuers of the Securities and had published favorable recommendations for each of them. There can be no assurance that such coverage will continue for any issuer during the life of the Trust or that the report on any such issuer will continue to be favorable. A downgrade in an analyst's recommendation for an issuer, or the termination of such coverage, could negatively affect the performance of the Trust.

   You should note that the selection criteria were applied to the Securities for inclusion in the Trust as of the Initial Date of Deposit. After this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   TELECOMMUNICATIONS. The emergence of a global, networked economy appears to be changing the face of the telecommunications industry. Telecommunications companies provide local, long distance and wireless telephone, as well as cable television and internet, services and information systems, manufacture telecommunications products, and operate voice, data and telecommunications networks. As the technology driving this industry group continues to develop and evolve, telecommunications companies could continue to grow in both customer base and services offered.

   FINANCIAL SERVICES. The Trust may invest significantly in financial services companies. Many banks, insurance companies and other financial services companies have recently made changes in the products they offer. The financial services industry has experienced a high level of consolidations, mergers and acquisitions as well as other regulatory issues. This industry group may be appealing for reasons such as deregulation of the banking industry and accelerated earnings growth. These factors can potentially provide advantages to those investing in this industry group.

   UTILITIES. The environment of the electric, natural gas and water utility industry appears to be adapting to include recent changes in regulatory requirements as well as technological changes. In the past, this industry was fraught with government mandated monopolies. Today, many states are deregulating their utilities which may result in lowering some of the barriers to competition. Additionally, utility companies appear to be expanding their services and offerings to include other retail services not traditionally offered. The growth and expansion occurring could potentially continue as the utility industry proceeds through these transformations.

   REAL ESTATE INVESTMENT TRUSTS. A real estate investment trust, or REIT, is a company that buys, develops, finances and/or manages income-producing real estate such as apartments, shopping centers, offices and warehouses. A REIT can be a good way to invest in commercial real estate. Compared to traditional direct investments in real estate, which may be difficult to sell and value, REITs are traded on major stock exchanges making them highly liquid. REIT investors also gain the advantage of skilled management since REIT management teams tend to be experts within their specific property or geographic niches. Many believe that the attractive features of property ownership and stock ownership are combined in this investment vehicle. REITs can provide investors with current income, as they are currently required to distribute 90% of taxable income annually, and can have the potential for attractive returns. They have historically had low relative volatility and may provide inflation protection.

   CONSUMER STAPLES. Consumer staples is a relatively mature industry, with growth in line with population growth. Recent waves of consolidation in the industry have reduced the number of competitors, which has enabled product price increases in some sectors. Additionally, product innovation has proven key to growth and should lead to above-industry growth rates for successful companies. The industry is characterized primarily by stable, high-profit margin companies, several of which pay attractive dividends.

   INDUSTRIALS. The industrials industry includes capital goods, commercial services and transportation companies. Generally, growth prospects for the industry are tied to economic factors such as consumer and business spending, U.S. Gross Domestic Product and exports to foreign nations. The increasingly global economy should increase the demand for industrial products made by U.S. firms. Within capital goods, defense and electronics are some of the fastest growing areas, given the political support for higher government spending on defense initiatives. Many industrials companies are well-established and have demonstrated a track record of paying dividends and increasing the amount of dividends paid over time.

   HEALTH CARE. An aging population, new drug development and product innovation should drive growth for this industry. Additionally, foreign demand for health care, particularly from developing nations, continues to increase. The industry has historically grown at a rate faster than the overall economy and that trend should continue. Research and development spending, supported by strong demand, should lead to new products. Health care companies have traditionally paid part of earnings as dividends, which is expected to continue. Given the growth prospects for the industry, dividend growth should be meaningful as well.

   ENERGY. As the world economy grows, energy use is also expected to rise. The companies that produce oil and natural gas are finding and developing new sources worldwide to satisfy this growing need. Oil companies also refine crude oil into useful products such as gasoline and jet fuel, as well as provide the raw materials for a wide variety of plastics. Investors benefit from the diversity of their businesses, their global reach, and their ability to find attractive opportunities in the changing energy marketplace.

   TECHNOLOGY. The Trust may invest in technology companies. Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer related equipment, computer networks, communications systems, telecommunications products, electronic products, and other related products, systems and services. Technology is a cyclical industry, driven by corporate and consumer spending on technology products, services and software. New technologies have the potential to increase productivity and enable new applications. Stable spending on traditional technology platforms such as personal computers, plus spending on new technologies, should enable the industry to grow faster than the economy. Several technology companies are generating substantial excess cash, which they have used to begin paying dividends. These companies have the potential to increase their dividends on a regular basis.

   CONSUMER CYCLICALS. The Trust may invest in companies that manufacture or sell products or services, the demand for which is easily influenced by general economic conditions. Industries within this segment include advertising, airlines, auto parts, auto manufacturing, broadcasting, casinos, clothing and fabrics, consumer electronics, entertainment, footwear, furnishings and appliances, home construction, lodging, publishing, recreational products and services, restaurants, apparel retailers, broadline retailers, drug-based retailers, specialty retailers, tires and toys. These companies would be expected to perform well during an improving economy but may lag during a declining economy. Industries within this group that may hold potential for above-average growth include niche retailing, entertainment and media. Many companies within this sector are becoming more dividends-focused, and may increase their dividends going forward.

   CONSUMER PRODUCTS. Consumer products is a relatively mature industry, with growth in-line with population growth. Recent waves of consolidation in the industry have reduced the number of competitors, which has enabled product price increases in some sectors. Additionally, product innovation has proven key to growth and should lead to above-industry growth rates for successful companies. The industry is characterized primarily by stable, high-profit margin companies, several of which pay attractive dividends.

   UNDERWRITER ACTIVITIES. The Underwriter may recommend or effect transactions in the Securities in its day to day brokerage activities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Trust pays for the Securities and the price received upon Unit redemptions or Trust termination.

   The Underwriter, in its day to day activities, may act as a broker, agent, principal or market maker in connection with the purchase and sale of equity securities, including the Securities. The Underwriter may also provide investment banking services to the issuers of, or issue reports and make recommendations on, the Securities. For any of these brokerage, market-making or investment banking activities, the Underwriter may receive additional compensation. The Underwriter may also receive compensation based on commissions generated by sales of Units in addition to its concession or agency commission. See "Public Offering--Sponsor and Underwriter Compensation".

RISK FACTORS
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   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Trust. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Trust will achieve its objective or that your investment return will be positive over any period.

   MARKET RISK. Market risk is the risk that the value of the securities in your Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security of the issuer. Even though your Trust is supervised, you should remember that we do not manage your Trust. Your Trust will not sell a security solely because the market value falls as is possible in a managed fund.

   DIVIDEND PAYMENT RISK. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors, and the amount of any dividend may vary over time.

   FINANCIAL SERVICES COMPANIES. The Trust invests significantly in banks, insurance companies and other financial services companies. Banks and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. In addition, banks and their holding companies are extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

   Banks will face increased competition from nontraditional lending sources as regulatory changes, such as the Gramm-Leach-Bliley financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data. Banks are already facing tremendous pressure from mutual funds, brokerage firms and other financial service providers in the competition to furnish services that were traditionally offered by banks.

   Companies engaged in investment management and brokerage activities are subject to volatility in their earnings and share prices that often exceeds the volatility of the equity market in general. Adverse changes in the direction of the stock market, investor confidence, the financial health of customers, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in investment management and brokerage activities are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules, could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other natural or man-made disasters and the effects of client mergers. Already extensively regulated, insurance companies' profits may be adversely affected by increased government regulation or tax law changes.

     UTILITY COMPANIES. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

     o    risks of increases in fuel and other operating costs;

     o restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations;

     o regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer;

     o    coping with the general effects of energy conservation;

     o technological innovations which may render existing plants, equipment or products obsolete;

     o the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors;

     o    the potential impact of natural or man-made disasters;

     o difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

     o    the high cost of obtaining financing during periods of inflation;

     o difficulties of the capital markets in absorbing utility debt and equity securities; and

     o    increased competition.

     Any of these factors, or a combination of these factors, could affect the supply of or demand for energy, such as electricity or natural gas, or water, or the ability of the issuers to pay for such energy or water which could adversely affect the profitability of the issuers of the Securities and the performance of the Trust.

   Utility companies are subject to extensive regulation at the federal and state levels in the United States. At the federal level, the Federal Energy Regulatory Commission (the "FERC"), the Federal Trade Commission (the "FTC"), the Securities and Exchange Commission (the "SEC"), and the Nuclear Regulatory Commission (the "NRC") have authority to oversee electric and combination electric and gas utilities. The value of utility company stocks may decline because governmental regulation affecting the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers, which could hinder the utility company's ability to meet its obligations to its suppliers and could lead to the taking of measures, including the acceleration of obligations or the institution of involuntary bankruptcy proceedings, by its creditors against such utility company. In 2001, two California public utilities were threatened with such action by their wholesale suppliers, and one of these utilities filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could adversely affect a company's profitability and its stock price. In late 2001, a trader and marketer of utilities, commodities and financial and risk management services filed a voluntary petition for relief under Chapter 11 as a result of being negatively impacted by several of these and other factors. Mergers in the utility industry may require approval from several federal and state regulatory agencies, including FERC, the FTC, and the SEC. These regulatory authorities could, as a matter of policy, reverse the trend toward deregulation and make consolidation more difficult, or cause delay in the merger process, any of which could cause the prices of these stocks to fall.

   REAL ESTATE INVESTMENT TRUSTS. Many factors can have an adverse impact on the performance of a particular REIT, including its cash available for distribution, the credit quality of a particular REIT or the real estate industry generally. The success of REITs depends on various factors, including occupancy and rent levels, appreciation of the underlying property and the ability to raise rents on those properties. Economic recession, overbuilding, tax law changes, higher interest rates or excessive speculation can all negatively impact REITs and their future earnings and share prices.

     Risks associated with the direct ownership of real estate include, among other factors,

     o    general U.S. and global as well as local economic conditions;

     o    decline in real estate values;

     o    the financial health of tenants;

     o    overbuilding and increased competition for tenants;

     o    oversupply of properties for sale;

     o    changing demographics;

     o    changes in interest rates, tax rates and other operating expenses;

     o    changes in government regulations;

     o    changes in zoning laws;

     o the ability of the owner to provide adequate management, maintenance and insurance;

     o    faulty construction and the ongoing need for capital improvements;

     o    the cost of complying with the Americans with Disabilities Act;

     o regulatory and judicial requirements, including relating to liability for environmental hazards;

     o    natural or man-made disasters;

     o changes in the perception of prospective tenants of the safety, convenience and attractiveness of the properties;

     o    changes in neighborhood values and buyer demand; and

     o the unavailability of construction financing or mortgage loans at rates acceptable to developers.

   Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular. Properties owned by a REIT may not be adequately insured against certain losses and may be subject to significant environmental liabilities, including remediation costs.

   You should also be aware that REITs may not be diversified and are subject to the risks of financing projects. The real estate industry may be cyclical, and, if the Trust acquires REIT Securities at or near the top of the cycle, there is increased risk of a decline in value of the REIT Securities and therefore the value of the Units. REITs are also subject to defaults by borrowers and the market's perception of the REIT industry generally.

   Because of their structure, and the legal requirement that they distribute at least 90% of their taxable income to shareholders annually, REITs require frequent amounts of new funding, through both borrowing money and issuing stock. Thus, REITs historically have frequently issued substantial amounts of new equity shares (or equivalents) to purchase or build new properties. This may have adversely affected REIT equity share market prices. Both existing and new share issuances may have an adverse effect on these prices in the future, especially when REITs continue to issue stock when real estate prices are relatively high and stock prices are relatively low.

   CONSUMER STAPLES. The Trust may invest significantly in companies that manufacture or sell various consumer staples. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy or other change which results in a reduction of consumers' disposable income can negatively impact spending habits. Furthermore, the failure to continue developing new products, lack of or reduced market acceptance of new and existing products, increased raw materials costs, an inability to raise prices, increased or changed regulation and product liability claims or product recalls could also adversely impact the performance and stock prices of the issuers of Securities in this industry group.

   INDUSTRIALS. The Trust may invest significantly in industrials companies. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. Capital goods companies may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, limitations on supply of key materials, labor relations, government regulations, government contracts and e-commerce initiatives. Furthermore, certain companies involved in the industry have also faced scrutiny for alleged accounting irregularities that may have led to the overstatement of their financial results, and other companies in the industry may face similar scrutiny.

   Industrials companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in commercial and consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, disputes over or ability to obtain or retain government contracts, or changes in government budget priorities, changes in aircraft-leasing contracts and cutbacks in profitable business travel. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction materials and equipment manufacturers.

   HEALTH CARE ISSUERS. The Trust may invest significantly in health care companies. These issuers include companies involved in advanced medical devices and instruments, drugs and biotec hnology, managed care, hospital management/health services and medical supplies. These companies face substantial government regulation and approval procedures. Congress and the President have proposed, and in some cases approved, a variety of legislative changes concerning health care issuers from time to time, including, but not limited to, cost and prescription drug price controls and more rigorous approval processes for new pharmaceuticals and devices. Additional government regulation, or any change in existing regulation, can have a significantly unfavorable effect on the price and availability of products and services.

   Drug and medical products companies also face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that a product will never come to market. The research and development costs of bringing a new drug or medical product to market are substantial. This process involves lengthy government review with no guarantee of approval. These companies may have losses and may not offer proposed products for several years, if at all. The failure to gain approval for a new drug or product can have a substantial negative impact on a company and its stock.

   ENERGY ISSUERS. The Trust may invest significantly in energy companies. Energy companies face risks related to political conditions in oil producing regions (such as the Middle East), the actions of the Organization of Petroleum Exporting Countries (OPEC), the price and worldwide supply of oil and natural gas, the price and availability of alternative fuels, the ability to find and acquire oil and gas reserves that are economically recoverable, operating hazards, government regulation and the level of consumer demand. Political conditions of some oil producing regions have been unstable in the past. Political instability or war in these regions could have a negative impact on your investment. Oil and natural gas prices can be extremely volatile. OPEC controls a substantial portion of world oil production. OPEC may take actions to increase or suppress the price or availability of oil. Various domestic and foreign government authorities and international cartels also impact these prices. Any substantial decline in these prices could have an adverse effect on energy companies. Energy companies depend on their ability to find and acquire additional energy reserves. The exploration and recovery process involves significant operating hazards and can be very costly. An energy company has no assurance that it will find reserves or that any reserves found will be economically recoverable. The industry also faces substantial government regulation, including environmental regulation. These regulations have increased costs and limited production and usage of certain fuels. Furthermore, certain companies involved in the industry have also faced scrutiny for alleged accounting irregularities that may have led to the overstatement of their financial results, and other companies in the industry may face similar scrutiny.

   TECHNOLOGY COMPANIES. Technology companies face risks related to rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. An unexpected change in technology can have a significant negative impact on a technology company. The failure of a technology company to introduce new products or technologies or keep pace with rapidly changing technology, can have a negative impact on the company's results. Technology stocks tend to experience substantial price volatility and speculative trading. Announcements about new products, technologies, operating results or marketing alliances can cause stock prices to fluctuate dramatically. At times, however, extreme price and volume fluctuations may occur in the Securities of companies in this industry group that are unrelated to the operating performance of the company.

   The market for certain products may have only recently begun to develop, is rapidly evolving or is characterized by an increase in suppliers. Key components of some technology products are available only from limited sources. This can impact the cost of and ability to acquire these components. Some technology companies service highly concentrated customer bases of only a limited number of large companies. Any failure to meet the standards of these customers could result in a significant loss or reduction in sales. Many products and technologies are incorporated into other products. As a result, some companies are sometimes highly dependent on the performance of other technology companies. We cannot guarantee that these customers will continue to place additional orders or will place orders in similar quantities as in the past.

   The life cycle of a new technology product or service tends to be short, resulting in volatile sales, earnings and stock prices for many technology companies. Additionally, with the rapid evolution of technologies, competitive advantages tend to be short lived and product pricing usually falls. Historically, many of the benefits from new technologies have gone to the consumer, as their creators have been unable to retain differentiation or pricing power. Some of the large technology companies have been involved in antitrust litigation and may continue to be in the future. A slowdown in corporate or consumer spending on technology will likely hurt technology company revenues. Technology companies rely on international sales for a meaningful part of their revenues. Any economic slowdown could hurt revenues.

   CONSUMER CYCLICALS. The success of companies in the consumer cyclicals sector depends heavily on consumer spending and disposable household income and is subject to severe competition. Therefore, the success of consumer cyclicals companies is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence. A slowdown in the economy would likely hurt the consumer cyclicals industry. The success of companies in the consumer cyclicals segment is also strongly affected by changes in demographics and consumer tastes.

   CONSUMER PRODUCTS. The Trust may invest significantly in companies that manufacture or sell various consumer products. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Furthermore, the failure to continue developing new products, lack of or reduced market acceptance of new and existing products, increased raw materials costs, an inability to raise prices, increased or changed regulation and product liability claims or product recalls could also adversely impact the performance and stock prices of the issuers of Securities in this industry group.

   TELECOMMUNICATIONS COMPANIES. The Trust invests significantly in telecommunications companies. These companies are subject to substantial governmental regulation. For example, the United States government and state governments regulate permitted rates of return and the kinds of services that a company may offer. This industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Recent federal legislation governing the United States telecommunications industry remains subject to judicial review and additional interpretation, which may adversely affect the companies whose securities are held by the Trust. Competitive pressures are intense and telecommunications stocks can experience rapid volatility. Certain telecommunications products may become outdated very rapidly. A company's performance can be hurt if the company fails to keep pace with technological advances.

   Several recent high-profile bankruptcies of large telecommunications companies have illustrated the potentially unstable condition of telecommunications companies. High debt loads that were accumulated during the industry growth spurt of the 1990s are catching up to the industry, causing debt and stock prices to trade at distressed levels for many telecommunications companies and increasing the cost of capital for needed additional investment. At the same time, demand for some telecommunications services has fallen sharply, as several key markets have become oversaturated, some local customers have switched to substitute providers and technologies, and corporate profits and the economy generally remain weak. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technologies. As a result, many companies have been compelled to cut costs by reducing their workforce, outsourcing, consolidating and/or closing existing facilities and divesting low selling product lines. Furthermore, certain companies involved in the industry have also faced scrutiny for alleged accounting irregularities that may have led to the overstatement of their financial results, and other companies in the industry may face similar scrutiny. Due to these and other factors, the risk level of owning the securities of telecommunications companies has increased substantially and may continue to rise.

   Certain smaller companies in the portfolio may involve greater risk than larger, established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade in lower volumes than larger companies. As a result, the prices of these securities may fluctuate more than the prices of other issuers.

   NO FDIC GUARANTEE. An investment in the Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
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   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The maximum sales charge assessed to each Unitholder is set forth under "Summary of Essential Financial Information" in Part One. The secondary market sales charge will reduce annually by 0.5% to a minimum of 2.30% as set forth under "Summary of Essential Financial Information" in Part One.

   Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, the Underwriter, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   The minimum purchase is 200 Units but may vary by selling firm.

   UNIT PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of trading on the New York Stock Exchange on each Trust business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Trust's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Trust.

     UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor and the Underwriter at the Public Offering Price.

   The Sponsor intends to qualify Units for sale in a number of states. The Underwriter will be allowed a concession or agency commission in connection with the distribution of Units as described under "Sponsor and Underwriter Compensation".

   Except as provided in this section, any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Broker-dealers may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.

   SPONSOR AND UNDERWRITER COMPENSATION. The Sponsor will receive a gross sales commission equal to the total sales charge applicable to each transaction. The Underwriter will be allowed a concession or agency commission in connection with the distribution of Units equal to 65% of the sales charge applicable to the transaction. Any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicate or as an agent in a private placement for any of the Securities. The Underwriter may benefit from, or receive compensation in connection with, activities described under "Objectives and Securities Selection." The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Underwriter. In maintaining a secondary market, the Underwriter will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor, the Underwriter or an affiliate of either of them may have participated in a public offering of one or more of the Securities. The Sponsor, the Underwriter or an affiliate of either of them or their employees may have a long or short position in these Securities or related securities. The Sponsor, the Underwriter or an affiliate of either of them may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor, the Underwriter or an affiliate of either of them may be an officer or director for issuers of the Securities.

   Purchases and sales of Securities by the Trust may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Trust termination and in the course of satisfying large Unit redemptions. Any publication of a list of Securities, or a list of anticipated Securities, to be included in the Trust may also cause increased buying activity in certain Securities. Once this information becomes public, investors may purchase individual Securities appearing in such a publication and may do so during or prior to the initial offering of Units. It is possible that these investors could include investment advisory and brokerage firms of the Sponsor, the Underwriter or the affiliates of either of them or firms that are distributing Units. This activity may cause the Trust to purchase stocks at a higher price than those buyers who effect purchases prior to purchases by the Trust.

   MARKET FOR UNITS. Although it is not obligated to do so, the Underwriter may maintain a market for Units and purchase Units at the secondary market repurchase price, which is described under "Rights of Unitholders--Redemption of Units". The Underwriter may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Underwriter of any Units tendered for redemption. If the Underwriter's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Underwriter may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by the Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Summary of Essential Financial Information" in Part One. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units.

   Dividends received by the Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or to pay fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units under the Automatic Reinvestment Option (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   In addition, under the Guaranteed Reinvestment Option Unithholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing Guaranteed Reinvestment Option account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day.

   Unitholders tendering 2,500 or more Units (or $25,000) of the Trust for redemption may request an in-kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in-kind distribution during the five business days preceding the Trust's termination. An in-kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in-kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in-kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder, depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in-kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust, determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. For these purposes, the Evaluator or Trustee will determine the value of the Securities in the manner set forth under "Public Offering--Unit Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   UNITS. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents, including but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by the Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Trust, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
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   PORTFOLIO ADMINISTRATION. The Trust is not an actively managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced after the initial deposit. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security having declined to such an extent, or other credit factors exist, so that in the opinion of the Supervisor retention of the Security would be detrimental to the Trust. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   When the Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of the Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trust, the Sponsor, the Underwriter or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. The Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. The Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination during a period beginning nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in-kind distribution of Securities. See "Rights of Unitholders--Redemption of Units". This form must be returned at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Underwriter, Supervisor Evaluator, if any, and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Trust, which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor, Underwriter, and Supervisor may rely on any evaluation furnished by the Evaluator, if any, or the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Trust. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $92 billion under management or supervision as of October 31, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of September 30, 2004, the total stockholders' equity of Van Kampen Funds Inc. was $222,914,037.

   Van Kampen Funds Inc. and the Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. This code is intended to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trust. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

     UNDERWRITER. Edward D. Jones & Co., L.P., a Missouri limited partnership, is the Underwriter for the Units. The Underwriter is a member of the National Association of Securities Dealers, Inc. and has its principal office at 12555 Manchester Road, St. Louis, Missouri, 63131, (314) 515-2000.

   The Underwriter, in its day to day activities, may act as a broker, agent, principal, specialist or market maker in connection with the purchase and sale of equity securities, including the Securities. The Underwriter may also provide investment banking services to, and may expect to receive or intend to seek compensation for underwriting services in the next three months from, some of the issuers of the Securities. Principals of the Underwriter may serve as a member of the board of directors of one or more issuers of the Securities or of affiliates of such issuers. Furthermore, the Underwriter may issue reports and make recommendations on the Securities. For any of these brokerage, specialist, market-making or investment banking activities, the Underwriter may receive additional compensation. The Underwriter may also receive compensation based on commissions generated by sales of Units in addition to its concession or agency commission. See "Public Offering--Sponsor and Underwriter Compensation".

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of the State of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. If you have questions regarding your account or your Trust, please contact the Trustee at its principal unit investment trust division offices or your financial advisor. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
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   This section summarizes some of the main U.S. federal income tax consequences of owning Units of your Portfolio. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   ASSETS OF THE PORTFOLIO. Your Portfolio will hold one or more of the following: (i) stocks in domestic and foreign corporations (the "Stocks") and
(ii) equity interests in real estate investment trusts (the "REIT Shares"). All of the assets held by the Portfolio constitute the "Portfolio Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity and the REIT Shares constitute qualifying shares in real estate investment trusts for federal income tax purposes.

   PORTFOLIO STATUS. The Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Portfolio which you must take into account for federal income tax purposes is not reduced by amounts used to pay Portfolio expenses (including the deferred sales charge, if any).

     YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If the Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, generally including sales charges, among each Portfolio Asset ratably according to its value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   Under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For periods not covered by these reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured Section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gain dividend, if any, that is subject to the 25% tax rate, will be made based on regulations prescribed by the United States Treasury.

   DIVIDENDS ON STOCKS. Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain under the Tax Act (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2009.

   DIVIDENDS FROM REIT SHARES. Some dividends on the REIT Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if the Portfolio holds a REIT Share for six months or less, any loss incurred by you related to the disposition of such REIT Share will be treated as long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such REIT Share. Distributions of income or capital gains declared on REIT Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT during the following January. Other dividends with respect to the REIT Shares will generally be taxed as ordinary income, although in limited circumstances certain of such dividends may be taxed at the same new rates that apply to net capital gain (as discussed above).

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by the Portfolio, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs.

   EXCHANGES. If you elect to have your proceeds from the Portfolio rolled over into a future series of the Portfolio, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Portfolio assets under the wash sale provisions of the Internal Revenue Code.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Portfolio Assets (an "In-Kind Distribution") when you redeem your Units or at the Portfolio's termination. By electing to receive an In-Kind Distribution, you will receive Portfolio Assets plus, possibly, cash.

   You will not recognize gain or loss if you only receive Portfolio Assets in exchange for your pro rata portion of the Portfolio Assets held by the Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion of a Portfolio Asset.

   LIMITATIONS ON THE DEDUCTIBILITY OF PORTFOLIO EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of the Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by the Portfolio to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of the Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

     FOREIGN, STATE AND LOCAL TAXES. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from the Portfolio or on gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

   Some distributions by the Portfolio may be subject to foreign withholding taxes. Any income withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid by the Portfolio, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, the Portfolio will not be taxed as a corporation, and the income of the Portfolio will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES
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   GENERAL. The fees and expenses of the Trust will accrue on a daily basis. The fees and expenses are generally paid out of the Capital Account of the Trust. It is expected that Securities will be sold to pay these amounts, which will result in capital gains or losses to Unitholders. See "Taxation". The Sponsor's, Evaluator's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from the Trust set forth under "Summary of Essential Financial Information" in Part One. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

   COMPENSATION OF SPONSOR, EVALUATOR AND SUPERVISOR. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth under "Summary of Essential Financial Information" in Part One. These fees may exceed the actual costs of providing these services to the Trust but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year. The Evaluator will receive the annual fee for providing evaluation services set forth under "Summary of Essential Financial Information" in Part One.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Trust,
(i) any offering costs incurred after the end of the initial offering period and
(j) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the expenses of updating its registration statement each year.

OTHER MATTERS
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   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Bryan Cave LLP has acted as counsel to the Underwriter. Winston & Strawn LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The statement of condition and the related portfolio included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the registration statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about the Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling (202) 942-8090 or (800) SEC-0330. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



   TABLE OF CONTENTS

   TITLE                                             PAGE
   -----                                             ----
   The Trust                                            2
   Objectives and Securities Selection                  2
   Risk Factors                                         5
   Public Offering                                     10
   Retirement Accounts                                 12
   Rights of Unitholders                               12
   Trust Administration                                14
   Taxation                                            17
   Trust Operating Expenses                            19
   Other Matters                                       19
   Additional Information                              20






                                   PROSPECTUS
                                     PART II
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                              CENTRAL EQUITY TRUST
                                   DIVERSIFIED
                                  INCOME SERIES


                                   VAN KAMPEN
                                   INVESTMENTS


                           EDWARD D. JONES & CO., L.P.
                              12555 Manchester Road
                            St. Louis, Missouri 63131



              Please retain this prospectus for future reference.



                             INFORMATION SUPPLEMENT

                              CENTRAL EQUITY TRUST
                            DIVERSIFIED INCOME SERIES

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     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the prospectus. This Information Supplement should be read in conjunction with the prospectus. This Information Supplement is not a prospectus but is incorporated by reference into the Prospectus. This Information Supplement does not include all of the information that an investor should consider before investing in the Trust and may not be used to offer or sell Units without the prospectus. Copies of the prospectus can be obtained by contacting the Sponsor's unit investment trust division located at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the prospectus and all capitalized terms have been defined in the prospectus.

                                TABLE OF CONTENTS

                                                          PAGE

                           Risk Factors                     2
                           Sponsor Information             12
                           Trustee Information             12
                           Trust Termination               13


RISK FACTORS

     PRICE VOLATILITY. Because the Trust invests in common stocks, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Common stocks are especially susceptible to general stock market movements. The value of common stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in the Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of the Trust will be positive over any period of time. Because the Trust is not actively managed, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments.

     DIVIDENDS. Common stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

    FINANCIAL SERVICES. An investment in Units of the Trust should be made with an understanding of the problems and risks inherent in the bank, insurance and financial services sector in general.

   Banks and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks are highly dependent on net interest margin. Bank profits have come under pressure as net interest margins have contracted. There is no certainty that such conditions will continue. Banks had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided as a result of increasing interest rates and other factors, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks because they generally have a portion of their assets invested in loans secured by real estate. Banks and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

   The statutory requirements applicable to, and regulatory supervision of, banks and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act, enacted in August 1989; the Federal Deposit Insurance Corporation Improvement Act of 1991, and the regulations promulgated under these laws. The impact of these laws on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The Gramm-Leach-Bliley financial services overhaul legislation allows banks, securities firms and insurance companies to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Legislation to liberalize interstate banking has been enacted in recent years. Under the legislation, banks are able to purchase or establish subsidiary banks in any state. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation may continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability, as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers. Among other benefits, such legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. Neither the Sponsor nor the Underwriter makes any prediction as to what, if any, manner of bank regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

   The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

   The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. Neither the Sponsor nor the Underwriter makes any prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

   Companies engaged in investment management and brokerage activities are subject to the adverse effects of economic recession, volatile interest rates, and competition from new entrants in their fields of business. Adverse changes in the direction of the stock market, investor confidence, the financial health of customers, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in investment management and brokerage activities are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including but not limited to interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other natural or man-made disasters and the effects of client mergers. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressure to compete globally.

   In addition to the normal risks of business, companies involved in the insurance and risk management industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as:

     o the inherent uncertainty in the process of establishing property-liability loss reserves, and the fact that ultimate losses could materially exceed established loss reserves, which could have a material adverse effect on results of operations and financial condition;

     o the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophic losses, which could have a material adverse impact on their financial conditions, results of operations and cash flow;

     o the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claim settlement practices;

     o the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability ratings;

     o the extensive regulation and supervision to which insurance companies are subject, and various regulatory and other legal actions;

     o the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; and

     o the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

   The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

   All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

     UTILITY ISSUERS. An investment in Units of the Trust should be made with an understanding of the characteristics of the public utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental, nuclear safety and other regulatory considerations, the difficulty of the capital markets absorbing utility debt and equity securities, the difficulty in obtaining fuel for electric generation at reasonable prices, regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer, and the effects of energy conservation. There is no assurance that public service commissions will grant rate increases in the future or that any such increases will be timely or adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, electric utility stock prices may be adversely affected as interest rates rise. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment. Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation with their customers, on the one hand, or suppliers, on the other. In 2001, two California public electric utilities claimed inability to meet their obligations to their suppliers in the deregulated wholesale market for electricity due to regulatory restrictions on their ability to pass increasing costs along to their customers in the retail market. These defaults led their wholesale suppliers to threaten to institute involuntary bankruptcy proceedings against the utility companies. Subsequently, one of the utility companies filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could adversely affect a company's profitability and its stock price. In late 2001, a trader and marketer of utilities, commodities and financial and risk management services filed a voluntary petition for relief under Chapter 11 as a result of being negatively impacted by several of these and other factors.

     Certain of the issuers of the Securities may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units.

     In view of the uncertainties discussed above, there can be no assurance that any utility company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on a company's financial condition, the results of its operations, its ability to make interest and principal payments on its outstanding debt or to pay dividends.

     Other general problems of the electric, gas and water utility industries (including state and local joint action power agencies) include rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy and environmental conservation efforts. Each of the problems referred to could adversely affect the ability of the issuers of any Securities to make dividend payments and the value of such Securities on redemption of your Units.

   REAL ESTATE INVESTMENT TRUSTS. The Trust will invest in shares issued by REITs, domestic corporations or business trusts which invest primarily in income producing real estate or real estate related loans or mortgages. REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate indirectly in real estate ownership or financing. Thus, an investment in the Trust will be subject to risks similar to those associated with the direct ownership of real estate, in addition to securities markets risks, because of the Trust's investment in the securities of companies in the real estate industry. These risks include:

     o    declines in the value of real estate;

     o    illiquidity of real property investments;

     o risks related to general U.S. and global as well as local economic conditions;

     o    dependency on management skill;

     o    heavy cash flow dependency;

     o    possible lack of availability of mortgage funds;

     o    excessive levels of debt or overleveraged financial structure;

     o    overbuilding;

     o    extended vacancies, or obsolescence, of properties;

     o    increase in competition;

     o    increases in property taxes and operating expenses;

     o    changes in zoning laws;

     o losses due to costs resulting from the clean-up of environmental problems;

     o liability to third parties for damages resulting from environmental problems;

     o    casualty or condemnation losses; o natural or man-made disasters;

     o    economic or regulatory impediments to raising rents;

     o changes in neighborhood values and buyer demand; o changes in the appeal of properties to tenants; and

     o    changes in interest rates, tax rates or operating expenses.

     In addition to these risks, equity REITs may be more likely to be affected by changes in the value of the underlying property owned by the trusts. Further, REITs are dependent upon the management skills of the issuers and generally may not be diversified.

   The above factors may also adversely affect a borrower's or lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

   A significant amount of the assets of a REIT may be invested in investments in specific geographic areas or in specific property types, e.g., hotels, shopping malls, residential complexes, and office buildings. The impact of economic conditions on REITs also varies with geographic location and property type. Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular. In addition, you should be aware that REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to

     o    defaults by borrowers,

     o    the market's perception of the REIT industry generally,

     o the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and

     o the possibility of failing to maintain exemption from the Investment Company Act of 1940.

     A default by a borrower or lessee may cause the REIT to experience delays in enforcing its rights as mortgagee or lessor and to incur significant costs related to protecting its investments.

   Some REITs in the Trust may be structured as UPREITs. An UPREIT owns an interest in a partnership that owns real estate. This can result in a potential conflict of interest between (1) shareholders of the REIT who may want to sell an asset and (2) other partnership interest holders who would be subject to tax liability if the REIT sells the property. In some cases, REITs have entered into "no sell" agreements, which are designed to avoid taxing the holders of partnership units by preventing the REIT from selling the property. This arrangement may mean that the REIT would refuse a lucrative offer for an asset or be forced to hold on to a poor asset. Since parties to "no sell" agreements often do not disclose them, the Sponsor does not know whether any of the REITs in the Trust have entered into this kind of arrangement.

   A REIT generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including (1) liability, (2) fire and (3) extended coverage. However, there are certain types of losses, generally of a catastrophic nature, such as earthquakes and floods, that may be uninsurable or not economically insurable, as to which the REIT's properties are at risk in their particular locales. The management of a REIT uses its discretion in determining (1) amounts, (2) coverage limits and (3) deductibility provisions of insurance. They generally aim to acquire appropriate insurance on their investments at reasonable costs and on suitable terms. This may result in insurance coverage that, in the event of a substantial loss, would not be sufficient to pay the full current market value or current replacement cost of the lost investment. Inflation, changes in building codes and ordinances, environmental considerations, and several other factors might make it unfeasible to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds that a REIT receives might not be adequate to restore its economic position with respect to that property.

   Under various federal, state, and local environmental laws, ordinances and regulations, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability (1) whether or not the owner or operator caused or knew of the presence of the hazardous or toxic substances and (2) whether or not the storage of the substances was in violation of a tenant's lease. In addition, (1) the presence of hazardous or toxic substances, or (2) the failure to remediate the property properly, may hinder the owner's ability to borrow using that real property as collateral. We cannot give any assurance that one or more of the REITs in the Trust may not be currently liable or potentially liable for any of these costs in connection with real estate assets they presently own or subsequently acquire while the shares of those REITs are held in the Trust.

    CONSUMER STAPLES. Your Trust may invest significantly in issuers that manufacture or sell consumer staples. The profitability of these companies will be affected by various factors including the general state of the economy and consumer spending trends. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. Furthermore, the failure to continue developing new products, lack of or reduced market acceptance of new and existing products, increased raw materials costs, an inability to raise prices, increased or changed regulation and product liability claims or product recalls could also adversely impact the performance and stock prices of the issuers of Securities in this industry group.

   INDUSTRIALS. Your Trust may invest significantly in industrials companies. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, capital goods companies may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, limitations on supply of key materials, labor relations, government regulations, government contracts and e-commerce initiatives. Furthermore, certain companies involved in the industry have also faced scrutiny for alleged accounting irregularities that may have led to the overstatement of their financial results, and other companies in the industry may face similar scrutiny.

   Industrials companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in commercial and consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, disputes over or ability to obtain or retain government contracts, or changes in government budget priorities, changes in aircraft-leasing contracts and cutbacks in profitable business travel. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers.

   HEALTH CARE ISSUERS. An investment in Units of your Trust should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Health care companies involved in advanced medical devices and instruments, drugs and biotech, managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

   Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor and the Underwriter are unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in your Portfolio.

     ENERGY ISSUERS. Energy companies face risks related to political conditions in oil producing regions (such as the Middle East), the actions of the Organization of Petroleum Exporting Countries (OPEC), the price and worldwide supply of oil and natural gas, the price and availability of alternative fuels, the ability to find and acquire oil and gas reserves that are economically recoverable, operating hazards, government regulation and the level of consumer demand. Political conditions of some oil producing regions have been unstable in the past. Political instability or war in these regions could have a negative impact on your investment. Oil and natural gas prices can be extremely volatile. OPEC controls a substantial portion of world oil production. OPEC may take actions to increase or suppress the price or availability of oil. Various domestic and foreign government authorities and international cartels also impact these prices. Any substantial decline in these prices could have an adverse effect on energy companies. Energy companies depend on their ability to find and acquire additional energy reserves. The exploration and recovery process involves significant operating hazards and can be very costly. An energy company has no assurance that it will find reserves or that any reserves will be economically recoverable. The industry also faces substantial government regulation, including environmental regulation. These regulations have increased costs and limited production and usage of certain fuels. Furthermore, certain companies involved in the industry have also faced scrutiny for alleged accounting irregularities that may have led to the overstatement of their financial results, and other companies in the industry may face similar scrutiny.

     TECHNOLOGY COMPANIES. The market for technology products and services, especially those related to the Internet, is characterized by rapidly changing technology, rapid products obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of technology companies depends in substantial part on the timely and success introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that companies will be able to respond timely to compete in the rapidly developing marketplace.

     The market for certain technology products and services may have only recently begun to develop, is rapidly evolving and is characterized by an increasing number of market entrants. Additionally, certain technology companies may have only recently commenced operations or offered equity securities to the public. Such companies are in the early stage of development and have a limited operating history on which to analyze future operating results. It is important to note that following its initial public offering, a security is likely to experience substantial stock price volatility and speculative trading. Accordingly, there can be no assurance that, upon redemption of your Units or termination of the Trust, you will receive an amount greater than or equal to your initial investment.

     Based on trading history, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore your ability to redeem your Units, or roll over your Units into a new trust, at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of technology issuers are currently available only from a single source. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or any interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous and constantly developing industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technology are incorporated into other related products, certain companies are often highly dependent on the performance of other computer, electronics and communications companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain companies is tied to a relatively small concentration of products or technology with intense competition between companies. Accordingly, a decline in demand for such products or technology from such customers could have a material adverse impact on issuers of the Securities.

     The life cycle of a new technology product or service tends to be short, resulting in volatile sales, earnings and stock prices for many technology companies. Additionally, with the rapid evolution of technologies, competitive advantages tend to be short lived and product pricing usually falls. Historically, many of the benefits from new technologies have gone to the consumer, as their creators have been unable to retain differentiation or pricing power. Some of the large technology companies have been involved in antitrust litigation and may continue to be in the future. A slowdown in corporate or consumer spending on technology will likely hurt technology company revenues. Technology companies rely on international sales for a meaningful part of their revenues. Any slowdown in international economies could hurt revenues.

     CONSUMER CYCLICALS. The success of companies in the consumer cyclicals sector depends heavily on consumer spending and disposable household income and is subject to severe competition. Therefore, the success of consumer cyclicals companies is tied closely to the performance of the domestic and international economy, and to interest rates, competition and consumer confidence. A slowdown in the economy would likely hurt the consumer cyclicals industry. The success of companies in the consumer cyclicals segment are also strongly affected by changes in demographics and consumer tastes.

    CONSUMER PRODUCTS. Your Trust may invest significantly in issuers that manufacture or sell consumer products. The profitability of these companies will be affected by various factors including the general state of the economy and consumer spending trends. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. Furthermore, the failure to continue developing new products, lack of or reduced market acceptance of new and existing products, increased raw materials costs, an inability to raise prices, increased or changed regulation and product liability claims or product recalls could also adversely impact the performance and stock prices of the issuers of Securities in this industry group.

   TELECOMMUNICATIONS ISSUERS. Because the Portfolio is also concentrated in the telecommunications industry, the value of the Units may be susceptible to factors affecting the telecommunications industry. The telecommunications industry is subject to governmental regulation, and the products and services of telecommunications companies may be subject to rapid obsolescence. These factors could affect the value of Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. Certain types of companies represented in a portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

    Several recent high-profile bankruptcies of large telecommunications companies have illustrated the potentially unstable condition of telecommunications companies. High debt loads that were accumulated during the industry growth spurt of the 1990s are catching up to the industry, causing debt and stock prices to trade at distressed levels for many telecommunications companies and increasing the cost of capital for needed additional investment. At the same time, demand for some telecommunications services has fallen sharply, as several key markets have become oversaturated, some local customers have switched to substitute providers and technologies, and corporate profits and the economy generally remain weak. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technologies. As a result, many companies have been compelled to cut costs by reducing their workforce, outsourcing, consolidating and/or closing existing facilities and divesting low selling product lines. Furthermore, certain companies involved in the industry have also faced scrutiny for alleged accounting irregularities that may have led to the overstatement of their financial results, and other companies in the industry may face similar scrutiny. Due to these and other factors, the risk level of owning the securities of telecommunications companies has increased substantially and may continue to rise.

    While a portfolio concentrates on the securities of established suppliers of traditional telecommunication products and services, the Trust may also invest in smaller telecommunications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

    In addition, recent federal legislation governing the United States telecommunications industry remains subject to judicial review and additional interpretation, which may adversely affect the companies whose securities are held by the Trust.

     LIQUIDITY. Whether or not the stocks in the Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     VOTING. Only the Trustee may sell or vote the stocks in the Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in the Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

     NO FDIC GUARANTEE. An investment in the Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trust. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $92 billion under management or supervision as of October 31, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of September 30, 2004, the total stockholders' equity of Van Kampen Funds Inc. was $222,914,037. (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. This code is intended to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of the State of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

     The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by the Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). The Trust will be liquidated by the Trustee in the event that a sufficient number of Units of the Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities may begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning the minimum number of Units described in the Prospectus to request an in-kind distribution of the Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the Securities in the Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders not requesting an in-kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

                                                                       EMSPRO466




                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

          The Consent of Independent Registered Public Accounting Firm

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Unit Trusts, Series 466, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Chicago and State of Illinois on the 22nd day of December, 2005.

                                              Van Kampen Unit Trusts, Series 466
                                                                    (Registrant)

                                                       By  Van Kampen Funds Inc.
                                                                     (Depositor)

                                                             By: John F. Tierney
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on December 22, 2005 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Michael P. Kiley                    Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                             /s/ John F. Tierney
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 482 (File No. 333-120865) dated January 27, 2005 and the same hereby is incorporated herein by reference.